Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases, Operating [Abstract]
Summary of Components of Lease Expense

The components of lease expense for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	39,333	18,537	10,904
Lease cost for leases with terms less than one year	990	1,356	178
Total lease cost	40,323	19,893	11,082

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2024:

As of December 31,
2024
RMB
2025	7,350
2026	3,872
2027	217
2028	290
2029 and thereafter	72
Total future lease payments	11,801
Less: imputed interest	(742)
Balance as of December 31, 2024	11,059

Schedule of Lease Terms and Discount Rates

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
Weighted average remaining lease term (years)	1.60	3.19	1.84
Weighted average discount rate (percentage)	9.23	9.43	7.51

Summary of Supplemental Information Related to Group's Operating Leases

Supplemental information related to the Group's operating leases for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for operating leases	36,383	17,438	8,913